Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Cash in subsidiary bank	$ 1,107,099	$ 456,846
Securities available for sale	439,071	573,823
Other assets	59,124	58,876
Total assets	5,901,796	5,221,322
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	28,903	27,830
Total liabilities	5,333,635	4,683,065
Shareholders' equity	568,161	538,257	$ 489,871	$ 458,308
Total liabilities and shareholders' equity	5,901,796	5,221,322
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	24,154	24,118
Investments in subsidiaries	552,399	521,802
Securities available for sale	36	35
Other assets	555	558
Total assets	577,144	546,513
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	8,983	8,256
Total liabilities	8,983	8,256
Shareholders' equity	568,161	538,257
Total liabilities and shareholders' equity	$ 577,144	$ 546,513